Cover	12 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	true
Entity Information [Line Items]
Entity Registrant Name	WALT DISNEY CO/
Entity Central Index Key	0001744489